Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

15. Accounts Payable and Accrued Liabilities

	December 31,
	2025	2024
Trade payables	$16,227	$12,250
Machinery and equipment payables	31,206	42,716
Accrued expenses (a)	152,706	156,595
Sales return accrued liabilities	37,317	35,095
Other tax payables	2,985	11,109
Bonus and benefit payables (b)	354,663	496,883
Other payables	9,572	48,348
Total accounts payable and accrued liabilities	$604,676	$802,996

(a) Accrued expenses primarily included payables of promotion expenses, testing, laboratory and processing fees, and warehousing and shipping expenses.

(b) Bonus and benefit payables primarily related to accrued salaries and bonus, including those under Employee Incentive Plan (Note 5).